Cash, Cash Equivalents and Restricted Cash (Details) - Schedule of cash and cash equivalents and restricted cash - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Schedule of cash and cash equivalents and restricted cash [Abstract]
Cash held in banks	$ 858	$ 1,173
Bank deposits in U.S.$ (annual average interest rates 0.3% and 0.32%)	11,754	4,500
Total cash and cash equivalents	12,612	5,673
Cash held with respect to CVR Agreement	793	1,171
Short-term restricted cash	90	79
Long-term restricted cash	88	89
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 13,583	$ 7,012	$ 12,892	$ 5,524